Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary of Amount of Identified Assets Acquired and Liabilities Assumed

RMB’million
Purchase consideration	2,231

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	196
Short-term investment	100
Accounts receivable	30
Intangible assets	496
Prepayments, deposits and other assets	7
Deferred revenue	(53)
Other payables and accruals	(30)
Accounts payable	(22)
Deferred tax liabilities	(73)
Goodwill	1,580

2,231